Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information

Capital Clean Energy Carriers Corp. (the “Company or CCEC”) is an international owner of ocean-going vessels, with a focus on the energy transition. As of June 30, 2025, the Company’s in-the-water fleet included 15 high specification vessels, including 12 latest generation Liquified Natural Gas Carriers (“LNG/Cs”) and three legacy Neo-Panamax container vessels. In addition, the Company’s under-construction fleet includes six additional latest generation LNG/Cs, six dual-fuel Medium Gas Carriers (“MG/Cs”) and four Handy Liquified CO2 Multi-Gas Carriers (“LCO2 – HMG/C”), to be delivered between the first quarter of 2026 and the third quarter of 2027. The Company’s vessels operate under medium to long-term time and bareboat charters.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited condensed consolidated financial statements and the accompanying notes should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2024, (the “Consolidated Financial Statements for the year ended December 31, 2024”), included in the 2024 20-F.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2025, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.